ACCOUNTS RECEIVABLE - Additional Information (Details)							12 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 28, 2023	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jul. 15, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
ACCOUNTS RECEIVABLE.
Accounts receivable							$ 134,960	¥ 971,135	$ 211,369
Litigation amount claimed				$ 257,000	¥ 1,872,419
Number of days for claim amount under litigation settlement			10 days			5 days
Partial payment	$ 124,000	¥ 907,662
Percentage of allowance for credit loss							100.00%